Debt - Schedule of Maturities of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Long-Term Debt, Rolling Maturity [Abstract]
Remainder 2025	$ 5,095
2026	10,190
2027	239,769
2028	1,489,021
2029	833,626
Total	$ 2,577,701	$ 2,390,689